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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-01424
                                   ---------------------------------------------


                                AIM Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


Philip A. Taylor   11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                    ----------------------------

Date of fiscal year end: 10/31
                         -------------------------------------------------------

Date of reporting period: 07/31/08
                          ------------------------------------------------------

Item 1.  Schedule of Investments.

                          AIM CAPITAL DEVELOPMENT FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2008

                        [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com             CDV-QTR-1 07/08            Invesco Aim Advisors, Inc.

AIM CAPITAL DEVELOPMENT FUND

SCHEDULE OF INVESTMENTS(a)
July 31, 2008
(Unaudited)

                                                  SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-94.98%

AEROSPACE & DEFENSE-2.13%

L-3 Communications Holdings, Inc.                    180,818   $      17,844,929
--------------------------------------------------------------------------------
Precision Castparts Corp.                            156,805          14,650,291
================================================================================
                                                                      32,495,220
================================================================================

AIR FREIGHT & LOGISTICS-0.84%

Robinson (C.H.) Worldwide, Inc.                      265,045          12,775,169
================================================================================

APPAREL RETAIL-4.10%

Aeropostale, Inc. (b)                                501,033          16,158,314
--------------------------------------------------------------------------------
Guess?, Inc.                                         428,730          13,577,879
--------------------------------------------------------------------------------
Ross Stores, Inc.                                    429,774          16,314,221
--------------------------------------------------------------------------------
Urban Outfitters, Inc. (b)                           497,086          16,408,809
================================================================================
                                                                      62,459,223
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-2.43%

Coach, Inc. (b)                                      484,733          12,365,539
--------------------------------------------------------------------------------
Hanesbrands, Inc. (b)                                807,186          17,306,068
--------------------------------------------------------------------------------
Under Armour, Inc. -Class A (b)                      248,551           7,245,261
================================================================================
                                                                      36,916,868
================================================================================

APPLICATION SOFTWARE-4.03%

Amdocs Ltd. (b)                                      555,190          16,883,328
--------------------------------------------------------------------------------
ANSYS, Inc. (b)                                      389,800          17,884,024
--------------------------------------------------------------------------------
Solera Holdings Inc. (b)                             914,537          26,512,428
================================================================================
                                                                      61,279,780
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.01%

Affiliated Managers Group, Inc. (b)                  178,236          15,399,590
================================================================================

BIOTECHNOLOGY-2.21%

Genzyme Corp. (b)                                    196,360          15,050,994
--------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc. (b)                        351,769          18,513,602
================================================================================
                                                                      33,564,596
================================================================================

CASINOS & GAMING-0.67%

International Game Technology                        470,654          10,217,898
================================================================================

COAL & CONSUMABLE FUELS-1.08%

Massey Energy Co.                                    220,714          16,388,015
================================================================================

COMMUNICATIONS EQUIPMENT-1.76%

CommScope, Inc. (b)                                  156,388           6,973,341
--------------------------------------------------------------------------------
Infinera Corp. (b)                                 1,067,117          12,015,737
--------------------------------------------------------------------------------
Juniper Networks, Inc. (b)                           300,115           7,811,994
--------------------------------------------------------------------------------
Lantronix Inc.-Wts. expiring 02/09/11
   (Acquired 02/09/07; $0)(b)(c)(d)                    7,454                   0
================================================================================
                                                                      26,801,072
================================================================================

                                                  SHARES             VALUE
--------------------------------------------------------------------------------
COMPUTER & ELECTRONICS RETAIL-0.40%

GameStop Corp. -Class A (b)                          151,875   $       6,152,456
================================================================================

COMPUTER STORAGE & PERIPHERALS-2.10%

Logitech International S.A.
   (Switzerland)(b)                                  569,695          14,943,100
--------------------------------------------------------------------------------
NetApp, Inc. (b)                                     667,458          17,053,552
================================================================================
                                                                      31,996,652
================================================================================

CONSTRUCTION & ENGINEERING-2.11%

Chicago Bridge & Iron Co. N.V. -New York
   Shares                                            378,010          12,387,388
--------------------------------------------------------------------------------
Foster Wheeler Ltd. (b)                              347,151          19,707,762
================================================================================
                                                                      32,095,150
================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.56%

Joy Global Inc.                                      328,479          23,722,753
================================================================================

CONSUMER FINANCE-1.04%

SLM Corp. (b)                                        921,063          15,777,809
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.53%

Alliance Data Systems Corp. (b)                      363,066          23,290,684
================================================================================

DISTRIBUTORS-1.18%

LKQ Corp. (b)                                        873,659          17,910,010
================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
   SERVICES-2.07%

Corrections Corp. of America (b)                     828,264          23,216,240
--------------------------------------------------------------------------------
Equifax Inc.                                         237,933           8,349,069
================================================================================
                                                                      31,565,309
================================================================================

DRUG RETAIL-1.58%

Shoppers Drug Mart Corp.  (Canada)                   452,900          24,039,372
================================================================================

EDUCATION SERVICES-2.53%

Apollo Group Inc. -Class A (b)                       367,276          22,877,622
--------------------------------------------------------------------------------
ITT Educational Services, Inc. (b)                   176,285          15,615,325
================================================================================
                                                                      38,492,947
================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.24%

General Cable Corp. (b)                              327,521          18,875,035
================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.34%
Amphenol Corp. -Class A                              429,128          20,456,532
================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.71%

Potash Corp. of Saskatchewan Inc.
   (Canada)                                           52,548          10,733,980
================================================================================

      See accompanying notes which are an integral part of this schedule.

AIM CAPITAL DEVELOPMENT FUND

                                                  SHARES             VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-2.81%

Hologic, Inc. (b)                                    811,376   $      14,986,115
--------------------------------------------------------------------------------
Intuitive Surgical, Inc. (b)                          27,342           8,511,291
--------------------------------------------------------------------------------
St. Jude Medical, Inc. (b)                           413,000          19,237,540
================================================================================
                                                                      42,734,946
================================================================================

HEALTH CARE SERVICES-3.75%

Express Scripts, Inc. (b)                            241,014          17,001,128
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings (b)             220,618          14,909,364
--------------------------------------------------------------------------------
Omnicare, Inc.                                       314,605           9,261,971
--------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. (b)                    326,255          15,872,306
================================================================================
                                                                      57,044,769
================================================================================

HOTELS, RESORTS & CRUISE LINES-0.88%

Choice Hotels International, Inc.                    540,382          13,428,493
================================================================================

HOUSEWARES & SPECIALTIES-1.22%

Jarden Corp. (b)                                     772,220          18,556,447
================================================================================

INDEPENDENT POWER PRODUCERS &
   ENERGY TRADERS-1.11%
KGEN Power Corp.  (Acquired 01/12/07;
   $12,297,138)(b)(c)(d)                             878,367          16,908,565
================================================================================

INDUSTRIAL MACHINERY-1.44%

Flowserve Corp.                                      164,632          21,952,031
================================================================================

INVESTMENT BANKING & BROKERAGE-2.74%

Lazard Ltd. -Class A  (Bermuda)                      519,291          21,192,266
--------------------------------------------------------------------------------
TD Ameritrade Holding Corp. (b)                    1,030,851          20,524,243
================================================================================
                                                                      41,716,509
================================================================================

IT CONSULTING & OTHER SERVICES-1.04%
Cognizant Technology Solutions Corp.
   -Class A (b)                                      563,054          15,804,926
================================================================================

LIFE SCIENCES TOOLS & SERVICES-2.45%

Covance Inc. (b)                                     200,000          18,360,000
--------------------------------------------------------------------------------
Waters Corp. (b)                                     279,657          18,999,897
================================================================================
                                                                      37,359,897
================================================================================

MANAGED HEALTH CARE-1.69%
Aveta, Inc.  (Acquired 12/21/05-02/21/06;
   $13,947,028)(b)(c)(d)                           1,014,837           8,118,696
--------------------------------------------------------------------------------
Humana Inc. (b)                                      400,180          17,571,904
================================================================================
                                                                      25,690,600
================================================================================

METAL & GLASS CONTAINERS-3.72%

Crown Holdings, Inc. (b)                             884,599          24,795,310
--------------------------------------------------------------------------------
Owens-Illinois, Inc. (b)                             319,080          13,477,939
--------------------------------------------------------------------------------
Pactiv Corp. (b)                                     762,801          18,391,132
================================================================================
                                                                      56,664,381
================================================================================

                                                  SHARES             VALUE
--------------------------------------------------------------------------------
OIL & GAS DRILLING-4.27%

Hercules Offshore, Inc. (b)                          572,224   $      14,288,433
--------------------------------------------------------------------------------
Nabors Industries Ltd. (b)                           324,000          11,813,040
--------------------------------------------------------------------------------
Noble Corp.                                          460,000          23,860,200
--------------------------------------------------------------------------------
Rowan Cos., Inc.                                     379,456          15,102,349
================================================================================
                                                                      65,064,022
================================================================================

OIL & GAS EQUIPMENT & SERVICES-2.89%

Cameron International Corp. (b)                      430,000          20,536,800
--------------------------------------------------------------------------------
IHS Inc. -Class A (b)                                376,283          23,416,091
================================================================================
                                                                      43,952,891
================================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.23%

Quicksilver Resources Inc. (b)                       539,000          14,100,240
--------------------------------------------------------------------------------
Southwestern Energy Co. (b)                          544,498          19,770,722
================================================================================
                                                                      33,870,962
================================================================================

OIL & GAS STORAGE & TRANSPORTATION-1.01%

Williams Cos., Inc. (The)                            480,000          15,384,000
================================================================================

PERSONAL PRODUCTS-1.11%

Estee Lauder Cos. Inc. (The) -Class A                381,882          16,840,996
================================================================================

PHARMACEUTICALS-0.87%

Allergan, Inc.                                       255,900          13,288,887
================================================================================

PROPERTY & CASUALTY INSURANCE-1.38%

XL Capital Ltd. -Class A                           1,176,926          21,055,206
================================================================================

PUBLISHING-1.05%

McGraw-Hill Cos., Inc. (The)                         391,671          15,929,260
================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.18%

Meruelo Maddux Properties, Inc. (b)                1,417,868           2,736,485
================================================================================

RESTAURANTS-1.03%

Burger King Holdings Inc.                            584,309          15,677,010
================================================================================

SEMICONDUCTOR EQUIPMENT-0.94%

Lam Research Corp. (b)                               435,057          14,309,025
================================================================================

SEMICONDUCTORS-3.30%

Altera Corp.                                         986,258          21,648,363
--------------------------------------------------------------------------------
Intersil Corp. -Class A                              316,621           7,640,065
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                      446,645           8,772,108
--------------------------------------------------------------------------------
ON Semiconductor Corp. (b)                         1,293,234          12,143,467
================================================================================
                                                                      50,204,003
================================================================================

SPECIALIZED FINANCE-3.28%

IntercontinentalExchange Inc. (b)                    139,709          13,942,958
--------------------------------------------------------------------------------
Moody's Corp.                                        637,716          22,198,894
--------------------------------------------------------------------------------
MSCI Inc.- Class A (b)                               464,635          13,822,891
================================================================================
                                                                      49,964,743
================================================================================

See accompanying notes which are an integral part of this schedule.

AIM CAPITAL DEVELOPMENT FUND

                                                  SHARES             VALUE
--------------------------------------------------------------------------------
STEEL-1.66%

Cleveland-Cliffs Inc.                                147,926   $      16,036,658
--------------------------------------------------------------------------------
Steel Dynamics, Inc.                                 290,834           9,213,621
================================================================================
                                                                      25,250,279
================================================================================

SYSTEMS SOFTWARE-1.22%

McAfee Inc. (b)                                      566,647          18,557,689
================================================================================

TRUCKING-2.43%

Con-way Inc.                                         371,455          18,780,765
--------------------------------------------------------------------------------
Heartland Express, Inc.                            1,072,642          18,277,819
================================================================================
                                                                      37,058,584
================================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.63%

American Tower Corp. -Class A (b)                    406,967          17,051,917
--------------------------------------------------------------------------------
Crown Castle International Corp. (b)                 487,865          18,636,443
--------------------------------------------------------------------------------
SBA Communications Corp. -Class A (b)                517,459          19,606,522
================================================================================
                                                                      55,294,882
================================================================================
      Total Common Stocks & Other Equity
         Interests
         (Cost $1,298,491,530)                                     1,445,706,608
================================================================================

MONEY MARKET FUNDS-4.91%

Liquid Assets Portfolio -Institutional
   Class(e)                                       37,381,379          37,381,379
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(e)         37,381,379          37,381,379
================================================================================
      Total Money Market Funds
         (Cost $74,762,758)                                           74,762,758
================================================================================
TOTAL INVESTMENTS-99.89%
   (Cost $1,373,254,288)                                           1,520,469,366
================================================================================
OTHER ASSETS LESS LIABILITIES-0.11%                                    1,642,381
================================================================================
NET ASSETS-100.00%                                             $   1,522,111,747
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Wts. -- Warrants

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at July 31, 2008 was $25,027,261, which represented 1.64% of the Fund's Net Assets. See Note 1A.

(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2008 was $25,027,261, which represented 1.64% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing xx% of net assets in illiquid securities at the time of purchase.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM CAPITAL DEVELOPMENT FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sales of those investments.

AIM CAPITAL DEVELOPMENT FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

AIM CAPITAL DEVELOPMENT FUND

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. PUT OPTIONS PURCHASED - The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

H. CALL OPTIONS WRITTEN - The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 -- OPTION CONTRACTS WRITTEN

                TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------
                                    CALL OPTION CONTRACTS
                             -------------------------------
                                NUMBER OF         PREMIUMS
                                CONTRACTS         RECEIVED
                             ---------------   -------------
Beginning of period                   3,482    $     191,387
------------------------------------------------------------
Closed                               (3,482)        (191,387)
============================================================
End of period                            --    $          --
____________________________________________________________
============================================================

AIM CAPITAL DEVELOPMENT FUND

NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2008 was $1,401,460,932and $1,570,539,220 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $   258,351,834
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (111,800,108)
________________________________________________________________________________
================================================================================
Net unrealized appreciation of investment securities             $   146,551,726
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $1,373,917,640.

                                AIM CHARTER FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com                  CHT-QTR-1 07/08       Invesco Aim Advisors, Inc.

AIM CHARTER FUND

SCHEDULE OF INVESTMENTS (a)
July 31, 2008
(Unaudited)

                                                       SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-83.94%
AEROSPACE & DEFENSE-3.00%

Boeing Co. (The)                                        618,107   $   37,772,519
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                  689,375       46,456,981
--------------------------------------------------------------------------------
United Technologies Corp.                             1,125,000       71,977,500
================================================================================
                                                                     156,207,000
================================================================================

AIR FREIGHT & LOGISTICS-1.63%

United Parcel Service, Inc. -Class B                  1,339,492       84,495,155
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.89%

Polo Ralph Lauren Corp.                                 786,011       46,508,271
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.67%

Legg Mason, Inc.                                      2,154,833       86,947,512
================================================================================

AUTOMOBILE MANUFACTURERS-0.47%

Renault S.A. (France)(b)                                293,478       24,408,382
================================================================================

BIOTECHNOLOGY-1.27%

Amgen Inc. (c)                                        1,057,700       66,243,751
================================================================================

BROADCASTING & CABLE TV-2.12%

Comcast Corp. -Class A                                5,350,054       110,318,113
================================================================================

COMMUNICATIONS EQUIPMENT-4.10%

Cisco Systems, Inc. (c)                               2,969,146       65,291,521
--------------------------------------------------------------------------------
Motorola, Inc.                                       11,928,510      103,062,326
--------------------------------------------------------------------------------
Nokia -ADR (Finland)                                  1,640,203       44,810,346
================================================================================
                                                                     213,164,193
================================================================================

COMPUTER HARDWARE-2.48%

Fujitsu Ltd. (Japan)(b)                               8,952,000       65,128,573
--------------------------------------------------------------------------------
International Business Machines Corp.                   496,679       63,564,978
================================================================================
                                                                     128,693,551
================================================================================

COMPUTER STORAGE & PERIPHERALS-1.85%

EMC Corp. (c)                                         3,344,239       50,197,027
--------------------------------------------------------------------------------
Seagate Technology                                    3,057,648       45,772,991
================================================================================
                                                                      95,970,018
================================================================================

CONSUMER FINANCE-1.71%

American Express Co.                                  2,388,407       88,657,668
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.90%

Automatic Data Processing, Inc.                       2,311,268       98,714,256
================================================================================

DEPARTMENT STORES-0.63%

Kohl's Corp. (c)                                        777,890       32,601,370
================================================================================

                                                       SHARES          VALUE
--------------------------------------------------------------------------------
DIVERSIFIED BANKS-2.78%

Lloyds TSB Group PLC  (United Kingdom)(b)             3,613,612   $   21,095,944
--------------------------------------------------------------------------------
U.S. Bancorp                                          1,378,682       42,201,456
--------------------------------------------------------------------------------
Wells Fargo & Co.                                     2,685,754       81,297,774
================================================================================
                                                                     144,595,174
================================================================================

DRUG RETAIL-1.39%

Walgreen Co.                                          2,098,805       72,072,964
================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-2.15%

Agilent Technologies, Inc. (c)                        3,107,050      112,040,223
================================================================================

ELECTRONIC MANUFACTURING SERVICES-1.54%

Tyco Electronics Ltd.                                 2,423,645       80,319,595
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.45%

Waste Management, Inc.                                2,126,222       75,565,930
================================================================================
HEALTH CARE EQUIPMENT-4.20%

Covidien Ltd.                                         1,585,595       78,074,698
--------------------------------------------------------------------------------
Medtronic, Inc.                                       2,651,075      140,056,292
================================================================================
                                                                     218,130,990
================================================================================

HOUSEHOLD PRODUCTS-0.08%

Henkel AG & Co. KGaA  (Germany)(b)                      107,061        4,103,191
================================================================================

HYPERMARKETS & SUPER CENTERS-1.91%

Wal-Mart Stores, Inc.                                 1,692,710       99,226,660
================================================================================

INDUSTRIAL CONGLOMERATES-5.14%

3M Co.                                                1,867,749      131,470,852
--------------------------------------------------------------------------------
General Electric Co.                                  1,678,864       47,495,063
--------------------------------------------------------------------------------
Koninklijke (Royal) Phillips Electronics
   N.V.  (Netherlands)(b)                             1,864,279       61,864,718
--------------------------------------------------------------------------------
Tyco International Ltd.                                 591,656       26,364,191
================================================================================
                                                                     267,194,824
================================================================================

INSURANCE BROKERS-1.11%

Marsh & McLennan Cos., Inc.                           2,043,844       57,738,593
================================================================================

INTEGRATED OIL & GAS-0.60%

Total S.A.  (France)(b)                                 404,239       30,992,723
================================================================================

MANAGED HEALTH CARE-1.12%

UnitedHealth Group Inc.                               2,074,600       58,254,768
================================================================================

MOVIES & ENTERTAINMENT-0.77%

News Corp. -Class A                                   2,842,511       40,164,680
================================================================================

OFFICE ELECTRONICS-1.01%

Xerox Corp.                                           3,832,213       52,271,385
================================================================================

See Accompanying Notes Which are an Integral Part of This Schedule.

AIM CHARTER FUND

                                                       SHARES          VALUE
--------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES-4.04%

BJ Services Co.                                       3,898,395   $  114,612,813
--------------------------------------------------------------------------------
Tenaris S.A. -ADR (Argentina)(d)                        821,272       49,481,638
--------------------------------------------------------------------------------
Weatherford International Ltd. (c)                    1,223,298       46,155,034
================================================================================
                                                                     210,249,485
================================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.70%

Apache Corp.                                            310,126       34,786,834
--------------------------------------------------------------------------------
Chesapeake Energy Corp.                               1,109,835       55,658,225
--------------------------------------------------------------------------------
XTO Energy, Inc.                                      1,053,961       49,778,578
================================================================================
                                                                     140,223,637
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.40%

Citigroup Inc. (d)                                    1,121,370       20,958,405
================================================================================

PACKAGED FOODS & MEATS-3.95%

Cadbury  PLC  (United Kingdom)(b)                    11,545,331      136,317,363
--------------------------------------------------------------------------------
Unilever N.V.  (Netherlands)                          2,502,506       69,248,693
================================================================================
                                                                     205,566,056
================================================================================
PERSONAL PRODUCTS-1.28%

Avon Products, Inc.                                   1,566,922       66,437,493
================================================================================
PHARMACEUTICALS-5.89%

GlaxoSmithKline PLC -ADR (United Kingdom)               957,369       44,575,101
--------------------------------------------------------------------------------
Merck & Co. Inc.                                        770,545       25,350,931
--------------------------------------------------------------------------------
Pfizer Inc.                                           4,042,711       75,477,414
--------------------------------------------------------------------------------
Schering-Plough Corp.                                 2,302,914       48,545,427
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd. -ADR
   (Israel)                                           1,342,930       60,216,981
--------------------------------------------------------------------------------
Wyeth                                                 1,285,196       52,076,142
================================================================================
                                                                     306,241,996
================================================================================

PROPERTY & CASUALTY INSURANCE-5.64%

Berkshire Hathaway Inc. -Class A (c)                      1,008      115,365,600
--------------------------------------------------------------------------------
Progressive Corp. (The)                               8,774,344      177,680,466
================================================================================
                                                                     293,046,066
================================================================================

PUBLISHING-0.97%

Washington Post Co. (The) -Class B                       81,880       50,622,310
================================================================================

RAILROADS-1.11%

Union Pacific Corp.                                     703,146       57,967,356
================================================================================

REGIONAL BANKS-1.67%

BB&T Corp.                                            1,366,646       38,293,421
--------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                      681,596       48,590,979
================================================================================
                                                                      86,884,400
================================================================================

SEMICONDUCTORS-0.69%

Intel Corp.                                           1,618,775       35,920,617
================================================================================

                                                       SHARES          VALUE
--------------------------------------------------------------------------------
SOFT DRINKS-0.71%

Coca-Cola Co. (The)                                     719,345   $   37,046,267
--------------------------------------------------------------------------------
Dr. Pepper Snapple Group, Inc. (c)                            1               16
================================================================================
                                                                      37,046,283
================================================================================
SYSTEMS SOFTWARE-5.92%

Microsoft Corp.                                       4,793,340      123,284,705
--------------------------------------------------------------------------------
Symantec Corp. (c)                                    8,762,844      184,633,123
================================================================================
                                                                     307,917,828
================================================================================
   Total Common Stocks & Other Equity Interests
      (Cost $4,157,661,272)                                        4,364,682,872
================================================================================

PREFERRED STOCK-0.56%

HOUSEHOLD PRODUCTS-0.56%

Henkel AG & Co. KGaA -Pfd. (Germany)
   (Cost $39,614,821)(b)                                735,000       29,260,484
================================================================================

MONEY MARKET FUNDS-15.36%

Liquid Assets Portfolio -Institutional
   Class(e)                                         399,332,971      399,332,971
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(e)           399,332,971      399,332,971
================================================================================
      Total Money Market Funds
   (Cost $798,665,942)                                               798,665,942
================================================================================
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-99.86%
   (Cost $4,995,942,035)                                           5,192,609,298
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN

MONEY MARKET FUNDS-0.89%

Liquid Assets Portfolio -Institutional Class
   (Cost $46,491,519)(e)(f)                          46,491,519       46,491,519
================================================================================
TOTAL INVESTMENTS-100.75%
   (Cost $5,042,433,554)                                           5,239,100,817
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.75)%                                (39,242,233)
================================================================================
NET ASSETS-100.00%                                                $5,199,858,584
________________________________________________________________________________
================================================================================

Investment Abbreviations:
ADR  -- American Depositary Receipt
Pfd. -- Preferred

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2008 was $373,171,378, which represented 7.18% of the Fund's Net Assets. See Note 1A.

(c)  Non-income producing security.

See Accompanying Notes Which are an Integral Part of This Schedule.

AIM CHARTER FUND

(d)  All or a portion of this security was out on loan at July 31, 2008.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

See Accompanying Notes Which are an Integral Part of This Schedule.

AIM CHARTER FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sales of those investments.

AIM CHARTER FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

AIM CHARTER FUND

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- FOREIGN CURRENCY CONTRACTS

                  OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------
                          CONTRACT TO
SETTLEMENT   ------------------------------------       VALUE        UNREALIZED
   DATE           DELIVER            RECEIVE          07/31/08      APPRECIATION
--------------------------------------------------------------------------------
 09/10/08    EUR   80,600,000   USD   126,471,878   $125,443,210   $   1,028,668
================================================================================



                          CONTRACT TO                                UNREALIZED
SETTLEMENT   ------------------------------------       VALUE       APPRECIATION
   DATE           DELIVER            RECEIVE          07/31/08     (DEPRECIATION)
--------------------------------------------------------------------------------
 09/10/08    GBP   62,600,000   USD   123,009,626   $123,692,039   $    (682,413)
================================================================================
TOTAL OPEN FOREIGN CURRENCY CONTRACTS                              $     346,255
================================================================================

                 CLOSED FOREIGN CURRENCY CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------
                          CONTRACT TO                                 REALIZED
  CLOSED     ------------------------------------       VALUE           GAIN
   DATE           DELIVER            RECEIVE          07/31/08         (LOSS)
--------------------------------------------------------------------------------
 06/30/08    USD   14,918,705   EUR     9,500,000   $ 14,906,735   $     (11,970)
================================================================================
TOTAL FOREIGN CURRENCY CONTRACTS                                   $     334,285
================================================================================

CURRENCY ABBREVIATIONS:
EUR -- EURO
GBP -- BRITISH POUND STERLING
USD -- U.S. DOLLAR

AIM CHARTER FUND

NOTE 3 -- INVESTMENT SECURITIES

     The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2008 was $1,358,894,795 and $2,028,274,500 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $   532,251,042
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (351,358,436)
================================================================================
Net unrealized appreciation of investment securities             $   180,892,606
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $5,058,208,211.

                             AIM CONSTELLATION FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                 --servicemark--

invescoaim.com              CST-QTR-1 07/08           Invesco Aim Advisors, Inc.

SCHEDULE OF INVESTMENTS(a)
July 31, 2008
(Unaudited)

                                                            SHARES          VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.13%

AEROSPACE & DEFENSE-11.04%

General Dynamics Corp.                                      1,061,322   $   94,606,243
--------------------------------------------------------------------------------------
Honeywell International Inc.                                1,183,904       60,189,679
--------------------------------------------------------------------------------------
Lockheed Martin Corp.                                         270,738       28,246,096
--------------------------------------------------------------------------------------
Precision Castparts Corp.                                   1,067,788       99,763,433
--------------------------------------------------------------------------------------
Raytheon Co.                                                1,466,903       83,510,788
--------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                        677,228       33,651,459
--------------------------------------------------------------------------------------
Spirit AeroSystems Holdings Inc. -Class A (b)               3,509,530       76,016,420
--------------------------------------------------------------------------------------
United Technologies Corp.                                   1,380,730       88,339,105
======================================================================================
                                                                           564,323,223
======================================================================================

APPLICATION SOFTWARE-2.60%

Adobe Systems Inc. (b)                                      1,719,204       71,089,085
--------------------------------------------------------------------------------------
Amdocs Ltd. (b)                                               878,548       26,716,645
--------------------------------------------------------------------------------------
Autodesk, Inc. (b)                                          1,095,090       34,922,420
======================================================================================
                                                                           132,728,150
======================================================================================

AUTO PARTS & EQUIPMENT-0.38%

BorgWarner, Inc.                                              485,306       19,567,538
--------------------------------------------------------------------------------------

BIOTECHNOLOGY-1.31%

Gilead Sciences, Inc. (b)                                   1,241,389       67,010,178
--------------------------------------------------------------------------------------

COAL & CONSUMABLE FUELS-2.30%

CONSOL Energy Inc.                                            759,166       56,474,359
--------------------------------------------------------------------------------------
Peabody Energy Corp.                                          904,742       61,205,796
======================================================================================
                                                                           117,680,155
======================================================================================

COMMUNICATIONS EQUIPMENT-2.79%

Cisco Systems, Inc. (b)                                     2,801,551       61,606,106
--------------------------------------------------------------------------------------
Nokia Corp. -ADR (Finland)                                  2,300,757       62,856,681
--------------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(b)                           146,425       17,983,919
======================================================================================
                                                                           142,446,706
======================================================================================

COMPUTER HARDWARE-0.49%

Apple Inc. (b)                                                156,051       24,804,306
======================================================================================

COMPUTER STORAGE & PERIPHERALS-0.28%

Seagate Technology                                            951,223       14,239,808
======================================================================================

CONSTRUCTION & ENGINEERING-3.51%

Chicago Bridge & Iron Co. N.V. -New York
   Shares                                                     485,408       15,906,820
--------------------------------------------------------------------------------------
Fluor Corp.                                                   656,939       53,441,988
--------------------------------------------------------------------------------------
Foster Wheeler Ltd. (b)                                     1,443,703       81,959,019
--------------------------------------------------------------------------------------
Jacobs Engineering Group Inc. (b)                             360,914       27,913,089
======================================================================================
                                                                           179,220,916
======================================================================================

                                                            SHARES          VALUE
-------------------------------------------------------------------------------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.14%

Joy Global Inc.                                               377,912   $   27,292,805
--------------------------------------------------------------------------------------
Komatsu Ltd. (Japan)(c)                                     1,255,600       30,947,825
======================================================================================
                                                                            58,240,630
======================================================================================

CONSUMER ELECTRONICS-0.56%

Garmin Ltd.                                                   809,536       28,876,149
======================================================================================

DIVERSIFIED METALS & MINING-4.71%

BHP Billiton Ltd. (Australia)(c)                            1,299,440       48,540,134
--------------------------------------------------------------------------------------
Companhia Vale do Rio Doce -ADR (Brazil)                      665,072       19,972,112
--------------------------------------------------------------------------------------
Rio Tinto PLC (United Kingdom)(c)                             759,228       79,622,251
--------------------------------------------------------------------------------------
Titanium Metals Corp.                                         926,881       10,436,680
--------------------------------------------------------------------------------------
Xstrata PLC (United Kingdom)(c)                             1,148,817       82,356,353
======================================================================================
                                                                           240,927,530
======================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.55%

Emerson Electric Co.                                          580,321       28,261,633
======================================================================================

ELECTRONIC MANUFACTURING SERVICES-0.32%

Trimble Navigation Ltd. (b)                                   497,731       16,524,669
======================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-5.65%

Monsanto Co.                                                  973,705      115,978,002
--------------------------------------------------------------------------------------
Mosaic Co. (The)                                              746,298       94,936,569
--------------------------------------------------------------------------------------
Potash Corp. of Saskatchewan Inc. (Canada)                    380,373       77,698,793
======================================================================================
                                                                           288,613,364
======================================================================================

FOOD RETAIL-1.56%

Kroger Co. (The)                                            2,829,431       80,016,309
======================================================================================

FOOTWEAR-0.35%

NIKE, Inc. -Class B                                           303,299       17,797,585
======================================================================================
HEALTH CARE EQUIPMENT-4.98%

Baxter International Inc.                                   1,589,451      109,052,233
--------------------------------------------------------------------------------------
Becton, Dickinson and Co.                                     949,704       80,639,367
--------------------------------------------------------------------------------------
St. Jude Medical, Inc. (b)                                  1,394,522       64,956,835
======================================================================================
                                                                           254,648,435
======================================================================================

HEALTH CARE SERVICES-1.58%

Express Scripts, Inc. (b)                                     698,476       49,270,497
--------------------------------------------------------------------------------------
Quest Diagnostics Inc.                                        589,861       31,357,011
======================================================================================
                                                                            80,627,508
======================================================================================

HEAVY ELECTRICAL EQUIPMENT-1.57%

ABB Ltd. (Switzerland)(b)(c)                                3,052,792       80,447,666
======================================================================================

See accompanying notes which are an integral part of this schedule.

AIM CONSTELLATION FUND

                                                            SHARES           VALUE
--------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-6.71%

Clorox Co. (The)                                              605,796   $   33,015,882
--------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                       2,024,859      150,386,278
--------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                  2,434,604      159,417,870
======================================================================================
                                                                           342,820,030
======================================================================================

INDUSTRIAL CONGLOMERATES-2.18%

McDermott International, Inc. (b)                           2,342,013      111,643,760
======================================================================================

INDUSTRIAL MACHINERY-0.37%

Fanuc Ltd. (Japan)(c)                                         239,100       18,784,413
======================================================================================

INTEGRATED OIL & GAS-5.95%

Exxon Mobil Corp.                                           1,560,700      125,527,101
--------------------------------------------------------------------------------------
Marathon Oil Corp.                                          1,050,522       51,969,323
--------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                  1,610,474      126,953,666
======================================================================================
                                                                           304,450,090
======================================================================================

INTERNET SOFTWARE & SERVICES-0.45%

Google Inc. -Class A (b)                                       48,118       22,795,902
======================================================================================

IT CONSULTING & OTHER SERVICES-2.48%

Accenture Ltd. -Class A                                     2,501,556      104,464,979
--------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. -Class A (b)             798,749       22,420,884
======================================================================================
                                                                           126,885,863
======================================================================================

MARINE-1.50%

Mitsui O.S.K. Lines, Ltd. (Japan)(c)                        3,053,000       39,337,640
--------------------------------------------------------------------------------------
Nippon Yusen Kabushiki Kaisha (Japan)(c)                    4,393,000       37,322,575
======================================================================================
                                                                            76,660,215
======================================================================================

MULTI-LINE INSURANCE-0.51%

Assurant, Inc.                                                433,039       26,034,305
======================================================================================

OIL & GAS DRILLING-1.75%

Transocean Inc.                                               659,594       89,724,572
======================================================================================

OIL & GAS EQUIPMENT & SERVICES-6.98%

Baker Hughes Inc.                                             902,166       74,798,583
--------------------------------------------------------------------------------------
Cameron International Corp. (b)                             1,307,750       62,458,140
--------------------------------------------------------------------------------------
National-Oilwell Varco Inc. (b)                             1,738,566      136,703,445
--------------------------------------------------------------------------------------
Schlumberger Ltd.                                             816,172       82,923,075
======================================================================================
                                                                           356,883,243
======================================================================================

OIL & GAS REFINING & MARKETING-0.95%

Valero Energy Corp.                                         1,452,288       48,520,942
======================================================================================

PACKAGED FOODS & MEATS-1.82%

Kellogg Co.                                                 1,755,981       93,172,352
======================================================================================

PERSONAL PRODUCTS-0.15%

Chattem, Inc. (b)                                             121,662        7,843,549
======================================================================================
PHARMACEUTICALS-2.79%

Johnson & Johnson                                           1,527,178      104,565,878
--------------------------------------------------------------------------------------

                                                            SHARES          VALUE
--------------------------------------------------------------------------------------
PHARMACEUTICALS-(CONTINUED)

Shire Ltd (United Kingdom)(c)(d)                              160,282   $    2,623,754
--------------------------------------------------------------------------------------
Shire Ltd. (United Kingdom)(c)                              2,151,449       35,218,381
======================================================================================
                                                                           142,408,013
======================================================================================

PROPERTY & CASUALTY INSURANCE-2.52%

ACE Ltd. (Switzerland)                                      1,223,315       62,022,070
--------------------------------------------------------------------------------------
Chubb Corp. (The)                                           1,391,740       66,859,190
======================================================================================
                                                                           128,881,260
======================================================================================

PUBLISHING-0.61%

Morningstar, Inc. (b)                                         492,885       31,032,040
======================================================================================

SEMICONDUCTORS-0.21%

NVIDIA Corp. (b)                                              931,434       10,655,605
======================================================================================

SOFT DRINKS-5.40%

Coca-Cola Co. (The)                                         2,113,223      108,830,984
--------------------------------------------------------------------------------------
Hansen Natural Corp. (b)                                    1,246,744       28,500,568
--------------------------------------------------------------------------------------
PepsiCo, Inc.                                               2,085,057      138,781,394
======================================================================================
                                                                           276,112,946
======================================================================================

SYSTEMS SOFTWARE-2.67%

Microsoft Corp.                                             5,305,933      136,468,597
======================================================================================

TOBACCO-0.70%

UST Inc.                                                      675,604       35,543,526
======================================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.76%

China Mobile Ltd. (China)(c)                                2,855,500       38,195,616
--------------------------------------------------------------------------------------
KDDI Corp. (Japan)(c)                                           9,070       51,974,446
--------------------------------------------------------------------------------------
                                                                            90,170,062
======================================================================================
   Total Common Stocks & Other Equity Interests
      (Cost $4,547,678,983)                                              4,914,493,743
======================================================================================

MONEY MARKET FUNDS-2.01%

Liquid Assets Portfolio -Institutional
   Class(e)                                                51,542,062       51,542,062
--------------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(e)                  51,542,062       51,542,062
======================================================================================
     Total Money Market Funds
        (Cost $103,084,124)                                                103,084,124
======================================================================================
TOTAL INVESTMENTS-98.14%
   (Cost $4,650,763,107)                                                 5,017,577,867
======================================================================================
OTHER ASSETS LESS LIABILITIES-1.86%                                         94,871,566
======================================================================================
NET ASSETS-100.00%                                                      $5,112,449,433
______________________________________________________________________________________
======================================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

See accompanying notes which are an integral part of this schedule.

AIM CONSTELLATION FUND

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2008 was $545,371,054, which represented 10.67% of the Fund's Net Assets. See Note 1A.

(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2008 represented 0.05% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM CONSTELLATION FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sales of those investments.

AIM CONSTELLATION FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

AIM CONSTELLATION FUND

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2008 was $4,718,808,480 and $5,702,982,557, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 680,094,057
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (319,012,611)
================================================================================
Net unrealized appreciation of investment securities               $ 361,081,446
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $4,656,496,421.

                          AIM DIVERSIFIED DIVIDEND FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2008

                        [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              DDI-QTR-1 07/08           Invesco Aim Advisors, Inc.

AIM DIVERSIFIED DIVIDEND FUND

SCHEDULE OF INVESTMENTS (a)
July 31, 2008
(Unaudited)

                                                        SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-88.34%

AEROSPACE & DEFENSE-1.44%

Raytheon Co.                                            404,877   $   23,049,647
--------------------------------------------------------------------------------
United Technologies Corp.                                13,510          864,370
================================================================================
                                                                      23,914,017
================================================================================

APPAREL RETAIL-2.11%

Limited Brands, Inc.                                  1,079,500       17,800,955
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                    512,627       17,280,656
================================================================================
                                                                      35,081,611
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.40%

VF Corp.                                                 92,547        6,624,514
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.56%

Bank of New York Mellon Corp.                           176,397        6,262,094
--------------------------------------------------------------------------------
Blackstone Group L.P. (The)                             604,573       11,226,921
--------------------------------------------------------------------------------
Federated Investors, Inc. -Class B                      344,127       11,308,013
--------------------------------------------------------------------------------
State Street Corp.                                      193,591       13,868,859
================================================================================
                                                                      42,665,887
================================================================================

AUTO PARTS & EQUIPMENT-1.43%

Johnson Controls, Inc.                                  789,300       23,805,288
================================================================================

BREWERS-3.77%

Anheuser-Busch Cos., Inc.                               926,430       62,774,897
================================================================================

BUILDING PRODUCTS-0.35%

Masco Corp.                                             354,962        5,853,323
================================================================================

CASINOS & GAMING-0.82%

International Game Technology                           624,958       13,567,838
================================================================================

COMMUNICATIONS EQUIPMENT-0.70%

Motorola, Inc.                                        1,354,553       11,703,338
================================================================================

COMPUTER HARDWARE-2.47%

Hewlett-Packard Co.                                     216,143        9,683,206
--------------------------------------------------------------------------------
International Business Machines Corp.                   245,548       31,425,233
================================================================================
                                                                      41,108,439
================================================================================

CONSUMER FINANCE-2.03%

Capital One Financial Corp.                             808,506       33,844,061
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.75%

Automatic Data Processing, Inc.                         893,314       38,153,441
--------------------------------------------------------------------------------
Western Union Co.                                       875,682       24,203,850
================================================================================
                                                                      62,357,291
================================================================================

DISTRIBUTORS-0.40%

Genuine Parts Co.                                       166,322        6,671,175
================================================================================

                                                        SHARES         VALUE
--------------------------------------------------------------------------------
DIVERSIFIED BANKS-1.11%

U.S. Bancorp                                            399,499   $   12,228,664
--------------------------------------------------------------------------------
Wachovia Corp.                                          357,344        6,171,331
================================================================================
                                                                      18,399,995
================================================================================

DIVERSIFIED CHEMICALS-2.23%

E. I. du Pont de Nemours and Co.                        464,500       20,349,745
--------------------------------------------------------------------------------
PPG Industries, Inc.                                    277,700       16,839,728
================================================================================
                                                                      37,189,473
================================================================================

ELECTRIC UTILITIES-2.97%

American Electric Power Co., Inc.                       785,315       31,019,942
--------------------------------------------------------------------------------
Exelon Corp.                                            235,051       18,479,710
================================================================================
                                                                      49,499,652
================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.84%

Emerson Electric Co.                                    627,045       30,537,092
================================================================================

FOOD DISTRIBUTORS-1.90%

Sysco Corp.                                           1,112,034       31,537,284
================================================================================

FOREST PRODUCTS-0.82%

Weyerhaeuser Co.                                        256,239       13,698,537
================================================================================

GENERAL MERCHANDISE STORES-1.22%

Target Corp.                                            449,900       20,348,977
================================================================================

HEALTH CARE EQUIPMENT-3.33%

Baxter International Inc.                               113,972        7,819,619
--------------------------------------------------------------------------------
Medtronic, Inc.                                         649,632       34,320,059
--------------------------------------------------------------------------------
Stryker Corp.                                           207,100       13,293,749
================================================================================
                                                                      55,433,427
================================================================================

HOME IMPROVEMENT RETAIL-1.47%

Home Depot, Inc. (The)                                1,029,458       24,531,984
================================================================================

HOUSEHOLD APPLIANCES-1.03%

Snap-on Inc.                                            303,176       17,065,777
================================================================================

HOUSEHOLD PRODUCTS-2.92%

Colgate-Palmolive Co.                                   134,300        9,974,461
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                    667,454       38,598,865
================================================================================
                                                                      48,573,326
================================================================================

HYPERMARKETS & SUPER CENTERS-0.86%

Wal-Mart Stores, Inc.                                   242,742       14,229,536
================================================================================

INDUSTRIAL CONGLOMERATES-0.47%

General Electric Co.                                    279,061        7,894,636
================================================================================

INDUSTRIAL MACHINERY-4.30%

Illinois Tool Works Inc.                                763,196       35,755,733
--------------------------------------------------------------------------------
Pentair, Inc.                                         1,036,000       35,866,320
================================================================================
                                                                      71,622,053
================================================================================

See accompanying notes which are an integral part of this schedule.

AIM DIVERSIFIED DIVIDEND FUND

                                                        SHARES         VALUE
--------------------------------------------------------------------------------
INSURANCE BROKERS-2.43%

Marsh & McLennan Cos., Inc.                           1,430,813   $   40,420,467
================================================================================

INTEGRATED OIL & GAS-3.59%

Eni S.p.A.  (Italy)(b)                                  412,800       13,963,872
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                        69,212        5,566,721
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                              273,337       21,547,156
--------------------------------------------------------------------------------
Total S.A.  (France)(b)                                 243,404       18,661,615
================================================================================
                                                                      59,739,364
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.71%

AT&T Inc.                                               381,688       11,759,807
================================================================================

LEISURE PRODUCTS-1.18%

Brunswick Corp.                                       1,522,401       19,638,973
================================================================================

LIFE & HEALTH INSURANCE-1.28%

StanCorp Financial Group, Inc.                          432,851       21,378,511
================================================================================

MOVIES & ENTERTAINMENT-0.98%

Time Warner Inc.                                      1,139,800       16,321,936
================================================================================

MULTI-UTILITIES-2.49%

Dominion Resources, Inc.                                659,326       29,129,023
--------------------------------------------------------------------------------
Wisconsin Energy Corp.                                  271,701       12,259,149
================================================================================
                                                                      41,388,172
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.41%

Citigroup Inc.                                          367,397        6,866,650
================================================================================

PACKAGED FOODS & MEATS-4.00%

General Mills, Inc.                                     513,481       33,063,042
--------------------------------------------------------------------------------
Kraft Foods Inc. -Class A                               810,517       25,790,651
--------------------------------------------------------------------------------
Sara Lee Corp.                                          558,697        7,631,801
================================================================================
                                                                      66,485,494
================================================================================

PHARMACEUTICALS-9.13%

Abbott Laboratories                                     145,817        8,215,330
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                918,144       19,391,201
--------------------------------------------------------------------------------
Johnson & Johnson                                       557,801       38,192,635
--------------------------------------------------------------------------------
Lilly (Eli) and Co.                                     746,508       35,167,992
--------------------------------------------------------------------------------
Novartis A.G. (Switzerland)(b)                          551,429       32,687,564
--------------------------------------------------------------------------------
Pfizer Inc.                                             975,338       18,209,560
================================================================================
                                                                     151,864,282
================================================================================

PUBLISHING-0.26%

Gannett Co., Inc.                                       239,990        4,348,619
================================================================================

REGIONAL BANKS-3.29%

Fifth Third Bancorp                                   1,529,709       21,370,035
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                    811,359       33,314,400
================================================================================
                                                                      54,684,435
================================================================================

RESTAURANTS-0.86%

Brinker International, Inc.                             781,520       14,372,153
================================================================================

SEMICONDUCTORS-2.53%

Linear Technology Corp.                                 478,524       14,858,170
================================================================================

                                                        SHARES         VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS-(CONTINUED)

Texas Instruments Inc.                                1,118,292   $   27,263,959
================================================================================
                                                                      42,122,129
================================================================================

SOFT DRINKS-0.35%

Coca-Cola Co. (The)                                     113,625        5,851,688
================================================================================

SPECIALIZED CONSUMER SERVICES-1.01%

H&R Block, Inc.                                         694,212       16,890,178
================================================================================

SPECIALTY CHEMICALS-0.95%

Ecolab Inc.                                             352,377       15,751,252
================================================================================

SYSTEMS SOFTWARE-1.34%

Microsoft Corp.                                         869,721       22,369,224
================================================================================

THRIFTS & MORTGAGE FINANCE-1.22%

Hudson City Bancorp, Inc.                             1,110,383       20,275,594
================================================================================

TOBACCO-1.63%

Altria Group, Inc.                                      376,349        7,658,702
--------------------------------------------------------------------------------
Philip Morris International Inc.                        376,349       19,438,426
================================================================================
                                                                      27,097,128
================================================================================
      Total Common Stocks & Other Equity Interests
         (Cost $1,432,847,736)                                     1,470,159,484
================================================================================

MONEY MARKET FUNDS-1.14%

Liquid Assets Portfolio -Institutional
   Class(c)                                           9,484,050        9,484,050
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(c)             9,484,050        9,484,050
================================================================================
      Total Money Market Funds
         (Cost $18,968,100)                                           18,968,100
================================================================================
TOTAL INVESTMENTS-89.48%
   (Cost $1,451,815,836)                                           1,489,127,584
================================================================================
OTHER ASSETS LESS LIABILITIES-10.52%                                 174,992,987
================================================================================
NET ASSETS-100.00%                                                $1,664,120,571
________________________________________________________________________________
================================================================================

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2008 was $65,313,051, which represented 3.92% of the Fund's Net Assets. See Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM DIVERSIFIED DIVIDEND FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sales of those investments.

AIM DIVERSIFIED DIVIDEND FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

AIM DIVERSIFIED DIVIDEND FUND

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2008 was $210,058,673 and $311,446,386, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $0 and $3,000,000, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $ 227,425,338
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (191,219,414)
================================================================================
Net unrealized appreciation of investment securities              $  36,205,924
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $1,452,921,660.

                         AIM LARGE CAP BASIC VALUE FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com             LCBV-QTR-1 07/08           Invesco Aim Advisors, Inc.

AIM LARGE CAP BASIC VALUE FUND

SCHEDULE OF INVESTMENTS(a)
July 31, 2008
(Unaudited)

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.95%

ADVERTISING-5.25%

Interpublic Group of Cos., Inc. (The) (b)                 728,003   $  6,399,147
--------------------------------------------------------------------------------
Omnicom Group Inc.                                        187,335      7,997,331
================================================================================
                                                                      14,396,478
================================================================================

AEROSPACE & DEFENSE-0.58%

Honeywell International Inc.                               31,077      1,579,955
================================================================================

APPAREL RETAIL-1.39%

Gap, Inc. (The)                                           237,017      3,820,714
================================================================================

BREWERS-2.18%

Molson Coors Brewing Co. -Class B                         110,617      5,969,999
================================================================================

COMPUTER HARDWARE-3.39%

Dell Inc. (b)                                             378,432      9,298,074
================================================================================

CONSTRUCTION MATERIALS-2.49%

Cemex S.A.B. de C.V. -ADR (Mexico)(b)(c)                  321,326      6,831,391
================================================================================

CONSUMER FINANCE-3.17%

American Express Co.                                      131,400      4,877,568
--------------------------------------------------------------------------------
SLM Corp. (b)                                             222,519      3,811,750
================================================================================
                                                                       8,689,318
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.64%

Western Union Co.                                         162,518      4,491,998
================================================================================

DEPARTMENT STORES-1.60%

Kohl's Corp. (b)                                          105,100      4,404,741
================================================================================

DIVERSIFIED BANKS-1.57%

Wachovia Corp. (c)                                        249,897      4,315,721
================================================================================

ELECTRONIC MANUFACTURING SERVICES-0.97%

Tyco Electronics Ltd.                                      80,009      2,651,498
================================================================================

GENERAL MERCHANDISE STORES-2.24%

Target Corp.                                              136,159      6,158,472
================================================================================

HEALTH CARE DISTRIBUTORS-1.96%

Cardinal Health, Inc.                                     100,085      5,377,567
================================================================================

HEALTH CARE EQUIPMENT-2.08%

Baxter International Inc.                                  83,060      5,698,747
================================================================================

HOME IMPROVEMENT RETAIL-2.42%

Home Depot, Inc. (The)                                    278,583      6,638,633
================================================================================

HOUSEHOLD APPLIANCES-1.87%

Whirlpool Corp. (c)                                        67,800      5,132,460
================================================================================

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
HUMAN RESOURCE & EMPLOYMENT SERVICES-2.94%

Robert Half International, Inc. (c)                       319,015   $  8,067,889
================================================================================

INDUSTRIAL CONGLOMERATES-3.92%

General Electric Co.                                      167,751      4,745,676
--------------------------------------------------------------------------------
Tyco International Ltd.                                   135,240      6,026,294
================================================================================
                                                                      10,771,970
================================================================================

INDUSTRIAL MACHINERY-2.76%

Illinois Tool Works Inc. (c)                              161,880      7,584,078
================================================================================

INSURANCE BROKERS-1.22%

Marsh & McLennan Cos., Inc.                               118,918      3,359,434
================================================================================

INVESTMENT BANKING & BROKERAGE-4.25%

Merrill Lynch & Co., Inc. (c)                             229,829      6,124,943
--------------------------------------------------------------------------------
Morgan Stanley                                            140,071      5,530,003
================================================================================
                                                                      11,654,946
================================================================================

MANAGED HEALTH CARE-5.40%

Aetna Inc.                                                118,400      4,855,584
--------------------------------------------------------------------------------
UnitedHealth Group Inc.                                   355,106      9,971,376
================================================================================
                                                                      14,826,960
================================================================================

MOVIES & ENTERTAINMENT-1.68%

Walt Disney Co. (The)                                     151,590      4,600,756
================================================================================

MULTI-LINE INSURANCE-2.75%

American International Group, Inc.                        228,627      5,955,734
--------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)              25,247      1,600,407
================================================================================
                                                                       7,556,141
================================================================================

OIL & GAS DRILLING-1.41%

Transocean Inc.                                            28,512      3,878,487
================================================================================

OIL & GAS EQUIPMENT & SERVICES-5.71%

Halliburton Co.                                           192,591      8,631,929
--------------------------------------------------------------------------------
Schlumberger Ltd.                                          69,330      7,043,928
================================================================================
                                                                      15,675,857
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-5.32%

Citigroup Inc.                                            409,437      7,652,378
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                      170,913      6,944,195
================================================================================
                                                                      14,596,573
================================================================================

PACKAGED FOODS & MEATS-1.65%

Unilever N.V.  (Netherlands)                              163,900      4,535,398
================================================================================

PHARMACEUTICALS-2.82%

Sanofi-Aventis  (France)(d)                                74,496      5,228,091
================================================================================

See accompanying notes which are an integral part of this schedule.

AIM LARGE CAP BASIC VALUE FUND

                                                         SHARES         VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS-(CONTINUED)

Wyeth                                                      61,681   $  2,499,314
================================================================================
                                                                       7,727,405
================================================================================

PROPERTY & CASUALTY INSURANCE-3.18%

XL Capital Ltd. -Class A (c)                              488,398      8,737,440
================================================================================

PUBLISHING-2.24%

McGraw-Hill Cos., Inc. (The)                              151,000      6,141,170
================================================================================

SEMICONDUCTOR EQUIPMENT-5.84%

ASML Holding N.V.  (Netherlands)(d)                       364,668      8,375,286
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                          203,666      7,655,805
================================================================================
                                                                      16,031,091
================================================================================

SPECIALIZED FINANCE-3.46%

Moody's Corp. (c)                                         272,851      9,497,943
================================================================================

SYSTEMS SOFTWARE-3.82%

CA Inc. (c)                                               234,701      5,599,966
--------------------------------------------------------------------------------
Microsoft Corp.                                           189,786      4,881,296
================================================================================
                                                                      10,481,262
================================================================================

THRIFTS & MORTGAGE FINANCE-2.78%

Fannie Mae (c)                                            422,418      4,857,807
--------------------------------------------------------------------------------
Washington Mutual, Inc. (c)                               519,893      2,771,030
================================================================================
                                                                       7,628,837
================================================================================
      Total Common Stocks & Other Equity Interests
         (Cost $278,222,794)                                         268,809,403
================================================================================

MONEY MARKET FUNDS-2.21%

Liquid Assets Portfolio -Institutional Class(e)         3,034,279      3,034,279
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(e)               3,034,279      3,034,279
================================================================================
      Total Money Market Funds
         (Cost $6,068,558)                                             6,068,558
================================================================================
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-100.16%
   (Cost $284,291,352)                                               274,877,961
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN

MONEY MARKET FUNDS-12.79%

Liquid Assets Portfolio -Institutional Class
   (Cost $35,097,716)(e)(f)                            35,097,716     35,097,716
================================================================================
TOTAL INVESTMENTS-112.95%
   (Cost $319,389,068)                                               309,975,677
================================================================================
OTHER ASSETS LESS LIABILITIES-(12.95)%                               (35,528,083)
================================================================================
NET ASSETS-100.00%                                                  $274,447,594
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at July 31, 2008.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2008 was $13,603,377, which represented 4.96% of the Fund's Net Assets. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

AIM LARGE CAP BASIC VALUE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sales of those investments.

AIM LARGE CAP BASIC VALUE FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

AIM LARGE CAP BASIC VALUE FUND

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2008 was $124,200,355 and $138,574,699, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $ 44,654,982
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (55,656,353)
==================================================================================
Net unrealized appreciation (depreciation) of investment securities   $(11,001,371)
__________________________________________________________________________________
==================================================================================
Cost of investments for tax purposes is $320,977,048.

                            AIM LARGE CAP GROWTH FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com             LCG-QTR-1 07/08            Invesco Aim Advisors, Inc.

AIM LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (a)
July 31, 2008
(Unaudited)

                                                       SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.23%

AEROSPACE & DEFENSE-9.54%

General Dynamics Corp.                                  327,796   $   29,219,735
--------------------------------------------------------------------------------
Honeywell International Inc.                            442,470       22,495,175
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                   707,279       73,790,418
--------------------------------------------------------------------------------
Raytheon Co.                                            572,802       32,609,618
--------------------------------------------------------------------------------
United Technologies Corp.                               231,392       14,804,460
================================================================================
                                                                     172,919,406
================================================================================

APPLICATION SOFTWARE-1.35%

Adobe Systems Inc. (b)                                  590,300       24,408,905
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.83%

Janus Capital Group Inc.                                496,797       15,072,821
================================================================================

AUTO PARTS & EQUIPMENT-0.77%

BorgWarner, Inc.                                        344,632       13,895,562
================================================================================

AUTOMOTIVE RETAIL-1.11%

AutoZone, Inc. (b)                                      155,000       20,194,950
================================================================================

COMMUNICATIONS EQUIPMENT-4.97%

Cisco Systems, Inc. (b)                               1,373,947       30,213,094
--------------------------------------------------------------------------------
Juniper Networks, Inc. (b)                              619,000       16,112,570
--------------------------------------------------------------------------------
Nokia Corp. -ADR (Finland)                              943,685       25,781,474
--------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(b)                     145,958       17,926,562
================================================================================
                                                                      90,033,700
================================================================================

COMPUTER HARDWARE-9.19%

Apple Inc. (b)                                          312,723       49,707,321
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                   1,827,997       81,894,266
--------------------------------------------------------------------------------
International Business Machines Corp.                   272,927       34,929,197
================================================================================
                                                                     166,530,784
================================================================================

CONSTRUCTION & ENGINEERING-3.61%

Chicago Bridge & Iron Co. N.V. -New York Shares         745,411       24,427,119
--------------------------------------------------------------------------------
Fluor Corp.                                             503,006       40,919,538
================================================================================
                                                                      65,346,657
================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
   TRUCKS-1.01%

Joy Global Inc.                                         252,809       18,257,866
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.90%

MasterCard, Inc. -Class A                                67,011       16,360,736
================================================================================

DISTILLERS & VINTNERS-1.59%

Diageo PLC (United Kingdom)(c)                        1,660,000       28,873,647
================================================================================

                                                       SHARES          VALUE
--------------------------------------------------------------------------------
DIVERSIFIED BANKS-0.92%

Unibanco-Uniao de Bancos Brasileiros S.A.
   -GDR (Brazil)                                        126,667   $   16,673,177
================================================================================

DIVERSIFIED METALS & MINING-3.75%

BHP Billiton Ltd. (Australia)(c)                        394,525       14,737,345
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc.                    194,338       18,802,202
--------------------------------------------------------------------------------
Rio Tinto PLC -ADR (United Kingdom)                      82,666       34,521,322
================================================================================
                                                                      68,060,869
================================================================================

EDUCATION SERVICES-0.91%

Apollo Group Inc. -Class A (b)                          265,000       16,506,850
================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-5.13%

CF Industries Holdings, Inc.                            160,000       26,153,600
--------------------------------------------------------------------------------
Mosaic Co. (The)                                        243,888       31,024,993
--------------------------------------------------------------------------------
Syngenta A.G. (Switzerland)(c)                          123,000       35,854,298
================================================================================
                                                                      93,032,891
================================================================================

FOOTWEAR-1.94%

NIKE, Inc. -Class B                                     600,496       35,237,105
================================================================================

HEALTH CARE EQUIPMENT-4.04%

Bard (C.R.), Inc.                                       202,391       18,789,980
--------------------------------------------------------------------------------
Baxter International Inc.                               793,408       54,435,723
================================================================================
                                                                      73,225,703
================================================================================

HEALTH CARE SERVICES-5.01%

Express Scripts, Inc. (b)                               691,098       48,750,053
--------------------------------------------------------------------------------
Medco Health Solutions, Inc. (b)                        849,882       42,137,150
================================================================================
                                                                      90,887,203
================================================================================

HEAVY ELECTRICAL EQUIPMENT-3.06%

ABB Ltd. (Switzerland)(b)(c)                          2,107,807       55,545,269
================================================================================

HOUSEHOLD PRODUCTS-0.82%

Procter & Gamble Co. (The)                              228,000       14,929,440
================================================================================

HYPERMARKETS & SUPER CENTERS-0.92%

Wal-Mart Stores, Inc.                                   284,500       16,677,390
================================================================================

INDUSTRIAL CONGLOMERATES-1.64%

McDermott International, Inc. (b)                       621,741       29,638,393
================================================================================

INTEGRATED OIL & GAS-4.74%

Exxon Mobil Corp.                                       227,718       18,315,359
--------------------------------------------------------------------------------
Marathon Oil Corp.                                      526,921       26,066,782
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                              527,797       41,606,237
================================================================================
                                                                      85,988,378
================================================================================

INTERNET RETAIL-0.81%

Expedia, Inc. (b)                                       753,000       14,736,210
================================================================================

See accompanying notes which are an integral part of this schedule.

AIM LARGE CAP GROWTH FUND

                                                       SHARES          VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-1.09%

Google Inc. -Class A (b)                                 41,865   $   19,833,544
================================================================================

INVESTMENT BANKING & BROKERAGE-0.91%

Goldman Sachs Group, Inc. (The)                          89,525       16,476,181
================================================================================

IT CONSULTING & OTHER SERVICES-3.83%

Accenture Ltd. -Class A                               1,663,738       69,477,699
================================================================================

LIFE SCIENCES TOOLS & SERVICES-1.23%

Invitrogen Corp. (b)                                    504,170       22,359,940
================================================================================

OIL & GAS DRILLING-2.09%

ENSCO International Inc.                                548,651       37,933,730
================================================================================

OIL & GAS EQUIPMENT & SERVICES-1.67%

National-Oilwell Varco Inc. (b)                         384,824       30,258,711
================================================================================

PHARMACEUTICALS-1.93%

Johnson & Johnson                                       510,405       34,947,430
================================================================================

PROPERTY & CASUALTY INSURANCE-0.83%

Chubb Corp. (The)                                       314,294       15,098,684
================================================================================

SEMICONDUCTOR EQUIPMENT-0.75%

MEMC Electronic Materials, Inc. (b)                     292,000       13,493,320
================================================================================

SEMICONDUCTORS-1.83%

Intel Corp.                                             667,741       14,817,173
--------------------------------------------------------------------------------
Xilinx, Inc.                                            738,400       18,334,472
================================================================================
                                                                      33,151,645
================================================================================

SOFT DRINKS-1.72%

PepsiCo, Inc.                                           469,407       31,243,730
================================================================================

SYSTEMS SOFTWARE-7.29%

BMC Software, Inc. (b)                                  749,969       24,666,480
--------------------------------------------------------------------------------
Microsoft Corp.                                       1,903,623       48,961,184
--------------------------------------------------------------------------------
Oracle Corp. (b)                                      1,749,613       37,669,168
--------------------------------------------------------------------------------
Symantec Corp. (b)                                      992,806       20,918,422
================================================================================
                                                                     132,215,254
================================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.50%

America Movil SAB de C.V. -Series L -ADR (Mexico)       433,648       21,894,888
--------------------------------------------------------------------------------
China Mobile Ltd. (China)(c)                          1,750,500       23,414,962
================================================================================
                                                                      45,309,850
================================================================================
      Total Common Stocks & Other Equity
         Interests
         (Cost $1,388,861,802)                                     1,744,833,630
================================================================================

                                                       SHARES          VALUE
--------------------------------------------------------------------------------
MONEY MARKET FUNDS-3.80%

Liquid Assets Portfolio -Institutional
   Class(d)                                          34,441,811   $   34,441,811
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(d)            34,441,811       34,441,811
================================================================================
      Total Money Market Funds
         (Cost $68,883,622)                                           68,883,622
================================================================================
TOTAL INVESTMENTS-100.03%
   (Cost $1,457,745,424)                                           1,813,717,252
================================================================================
OTHER ASSETS LESS LIABILITIES-(0.03)%                                   (471,635)
================================================================================
NET ASSETS-100.00%                                                $1,813,245,617
________________________________________________________________________________
================================================================================

Investment Abbreviations:

ADR -- American Depositary Receipt

GDR -- Global Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2008 was $158,425,521, which represented 8.74% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM LARGE CAP GROWTH FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sales of those investments.

AIM LARGE CAP GROWTH FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM LARGE CAP GROWTH FUND

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2008 was $505,261,398 and $753,323,762, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $   383,914,400
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (40,517,078)
================================================================================
Net unrealized appreciation of investment securities             $   343,397,322
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $1,470,319,930

                                AIM SUMMIT FUND
             Quarterly Schedule of Portfolio Holdings July 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com              SUM-QTR-1 07/08           Invesco Aim Advisors, Inc.

AIM SUMMIT FUND

SCHEDULE OF INVESTMENTS (a)
July 31, 2008
(Unaudited)

                                                  SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
   INTERESTS-95.21%

AEROSPACE & DEFENSE-9.00%

Boeing Co. (The)                                      400,000   $    24,444,000
-------------------------------------------------------------------------------
General Dynamics Corp.                                209,306        18,657,537
-------------------------------------------------------------------------------
Honeywell International Inc.                          402,169        20,446,272
-------------------------------------------------------------------------------
Lockheed Martin Corp.                                 113,221        11,812,347
-------------------------------------------------------------------------------
Precision Castparts Corp.                             300,319        28,058,804
-------------------------------------------------------------------------------
Raytheon Co.                                          625,266        35,596,393
-------------------------------------------------------------------------------
Rockwell Collins, Inc.                                289,450        14,382,771
-------------------------------------------------------------------------------
Spirit AeroSystems Holdings Inc.
   -Class A (b)                                       378,253         8,192,960
-------------------------------------------------------------------------------
United Technologies Corp.                             586,224        37,506,611
===============================================================================
                                                                    199,097,695
===============================================================================

APPLICATION SOFTWARE-2.31%

Adobe Systems Inc. (b)                                730,741        30,216,141
-------------------------------------------------------------------------------
Amdocs Ltd. (b)                                       208,147         6,329,750
-------------------------------------------------------------------------------
Autodesk, Inc. (b)                                    455,716        14,532,783
===============================================================================
                                                                     51,078,674
===============================================================================

AUTO PARTS & EQUIPMENT-0.38%

BorgWarner, Inc.                                      206,408         8,322,371
===============================================================================

BIOTECHNOLOGY-1.25%

Gilead Sciences, Inc. (b)                             512,600        27,670,148
===============================================================================

COAL & CONSUMABLE FUELS-2.30%

CONSOL Energy Inc.                                    327,795        24,384,670
-------------------------------------------------------------------------------
Peabody Energy Corp.                                  390,609        26,424,699
===============================================================================
                                                                     50,809,369
===============================================================================

COMMUNICATIONS EQUIPMENT-2.27%

Cisco Systems, Inc. (b)                               682,913        15,017,257
-------------------------------------------------------------------------------
Nokia -ADR (Finland)                                  977,927        26,716,965
-------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(b)                    68,313         8,390,203
===============================================================================
                                                                     50,124,425
===============================================================================

COMPUTER HARDWARE-0.82%

Apple Inc. (b)                                         59,070         9,389,176
-------------------------------------------------------------------------------
International Business Machines Corp.                  67,454         8,632,763
===============================================================================
                                                                     18,021,939
===============================================================================

COMPUTER STORAGE & PERIPHERALS-0.28%

Seagate Technology                                    410,541         6,145,799
===============================================================================

CONSTRUCTION & ENGINEERING-3.53%

Chicago Bridge & Iron Co. N.V.
   -New York Shares                                   149,442         4,897,215
-------------------------------------------------------------------------------
Fluor Corp.                                           387,095        31,490,178
-------------------------------------------------------------------------------
Foster Wheeler Ltd. (b)                               462,712        26,268,160
-------------------------------------------------------------------------------

                                                  SHARES             VALUE
-------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING-(CONTINUED)

Jacobs Engineering Group Inc. (b)                     200,000   $    15,468,000
===============================================================================
                                                                     78,123,553
===============================================================================

CONSTRUCTION & FARM MACHINERY &
   HEAVY TRUCKS-1.28%

Deere & Co.                                           120,456         8,451,193
-------------------------------------------------------------------------------
Joy Global Inc.                                       161,910        11,693,140
-------------------------------------------------------------------------------
Komatsu Ltd. (Japan)(c)                               332,700         8,200,336
===============================================================================
                                                                     28,344,669
===============================================================================

CONSUMER ELECTRONICS-0.52%

Garmin Ltd.                                           322,472        11,502,576
===============================================================================

DIVERSIFIED METALS & MINING-6.12%

BHP Billiton Ltd. (Australia)(c)                    1,099,130        41,057,622
-------------------------------------------------------------------------------
Companhia Vale do Rio Doce -ADR (Brazil)              661,021        19,850,461
-------------------------------------------------------------------------------
Rio Tinto PLC (United Kingdom)(c)                     325,281        34,113,080
-------------------------------------------------------------------------------
Titanium Metals Corp.                                 440,000         4,954,400
-------------------------------------------------------------------------------
Xstrata PLC (United Kingdom)(c)                       492,193        35,284,315
===============================================================================
                                                                    135,259,878
===============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.29%

Emerson Electric Co.                                  132,955         6,474,908
===============================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-5.52%

Monsanto Co.                                          407,944        48,590,210
-------------------------------------------------------------------------------
Mosaic Co. (The)                                      315,847        40,178,897
-------------------------------------------------------------------------------
Potash Corp. of Saskatchewan Inc. (Canada)            162,941        33,283,958
===============================================================================
                                                                    122,053,065
===============================================================================

FOOD RETAIL-1.52%

Kroger Co. (The)                                    1,186,049        33,541,466
===============================================================================

FOOTWEAR-0.34%

NIKE, Inc. -Class B                                   129,575         7,603,461
===============================================================================

HEALTH CARE EQUIPMENT-4.82%

Baxter International Inc.                             657,821        45,133,099
-------------------------------------------------------------------------------
Becton, Dickinson and Co.                             301,226        25,577,099
-------------------------------------------------------------------------------
Medtronic, Inc.                                       158,037         8,349,095
-------------------------------------------------------------------------------
St. Jude Medical, Inc. (b)                            591,234        27,539,680
===============================================================================
                                                                    106,598,973
===============================================================================

HEALTH CARE SERVICES-1.76%

Express Scripts, Inc. (b)                             288,676        20,363,205
-------------------------------------------------------------------------------
Quest Diagnostics Inc.                                350,000        18,606,000
===============================================================================
                                                                     38,969,205
===============================================================================

HEAVY ELECTRICAL EQUIPMENT-1.09%

ABB Ltd. (Switzerland)(b)(c)                          914,652        24,103,057
-------------------------------------------------------------------------------

See accompanying notes which are an integral part of this schedule.

AIM SUMMIT FUND

                                                  SHARES             VALUE
-------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-6.49%

Clorox Co. (The)                                      262,264   $    14,293,388
-------------------------------------------------------------------------------
Colgate-Palmolive Co.                                 864,662        64,218,447
-------------------------------------------------------------------------------
Procter & Gamble Co. (The)                            993,559        65,058,243
===============================================================================
                                                                    143,570,078
===============================================================================

INDUSTRIAL CONGLOMERATES-1.54%

McDermott International, Inc. (b)                     712,014        33,941,707
===============================================================================

INDUSTRIAL MACHINERY-0.36%

Fanuc Ltd. (Japan)(c)                                 102,000         8,013,426
===============================================================================

INTEGRATED OIL & GAS-6.39%

Exxon Mobil Corp.                                     724,048        58,235,181
-------------------------------------------------------------------------------
Marathon Oil Corp.                                    486,279        24,056,222
-------------------------------------------------------------------------------
Occidental Petroleum Corp.                            644,271        50,787,883
-------------------------------------------------------------------------------
Suncor Energy, Inc. (Canada)                          150,000         8,175,000
===============================================================================
                                                                    141,254,286
===============================================================================

INTERNET SOFTWARE & SERVICES-0.45%

Google Inc. -Class A (b)                               20,777         9,843,104
===============================================================================

IT CONSULTING & OTHER SERVICES-2.37%

Accenture Ltd. -Class A                             1,026,809        42,879,544
-------------------------------------------------------------------------------
Cognizant Technology Solutions Corp.
   -Class A (b)                                       340,466         9,556,880
===============================================================================
                                                                     52,436,424
===============================================================================

MARINE-2.06%

Mitsui O.S.K. Lines, Ltd. (Japan)(c)                1,794,000        23,115,534
-------------------------------------------------------------------------------
Nippon Yusen Kabushiki Kaisha (Japan)(c)            2,644,000        22,463,212
===============================================================================
                                                                     45,578,746
===============================================================================

MULTI-LINE INSURANCE-0.55%

Assurant, Inc.                                        203,287        12,221,614
===============================================================================

OIL & GAS DRILLING-2.23%

ENSCO International Inc.                              178,151        12,317,360
-------------------------------------------------------------------------------
Transocean Inc.                                       272,606        37,082,594
===============================================================================
                                                                     49,399,954
===============================================================================

OIL & GAS EQUIPMENT & SERVICES-5.95%

Baker Hughes Inc.                                     395,500        32,790,905
-------------------------------------------------------------------------------
Cameron International Corp. (b)                       541,460        25,860,130
-------------------------------------------------------------------------------
Gulfmark Offshore, Inc. (b)                           149,400         7,496,892
-------------------------------------------------------------------------------
Halliburton Co.                                       169,188         7,583,006
-------------------------------------------------------------------------------
National-Oilwell Varco Inc. (b)                       305,864        24,050,086
-------------------------------------------------------------------------------
Schlumberger Ltd.                                     333,079        33,840,826
===============================================================================
                                                                    131,621,845
===============================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.78%

Apache Corp.                                           95,070        10,664,002
-------------------------------------------------------------------------------
Devon Energy Corp.                                     70,490         6,688,796
===============================================================================
                                                                     17,352,798
===============================================================================

                                                  SHARES             VALUE
-------------------------------------------------------------------------------
OIL & GAS REFINING & MARKETING-0.90%

Valero Energy Corp.                                   596,118   $    19,916,302
===============================================================================

PACKAGED FOODS & MEATS-2.20%

Kellogg Co.                                           917,885        48,702,978
===============================================================================

PERSONAL PRODUCTS-0.72%

Avon Products, Inc.                                   230,200         9,760,480
-------------------------------------------------------------------------------
Chattem, Inc. (b)                                      94,100         6,066,627
===============================================================================
                                                                     15,827,107
===============================================================================

PHARMACEUTICALS-2.49%

Johnson & Johnson                                     660,900        45,251,823
-------------------------------------------------------------------------------
Shire Ltd. (United Kingdom)(c)                        593,057         9,708,112
===============================================================================
                                                                     54,959,935
===============================================================================

PROPERTY & CASUALTY INSURANCE-2.56%

ACE Ltd. (Switzerland)                                512,196        25,968,337
-------------------------------------------------------------------------------
Chubb Corp. (The)                                     637,000        30,601,480
===============================================================================
                                                                     56,569,817
===============================================================================

PUBLISHING-0.58%

Morningstar, Inc. (b)                                 204,578        12,880,231
===============================================================================

RESTAURANTS-0.39%

McDonald's Corp.                                      143,325         8,569,402
===============================================================================

SEMICONDUCTORS-0.20%

NVIDIA Corp. (b)                                      385,355         4,408,461
===============================================================================

SOFT DRINKS-5.66%

Coca-Cola Co. (The)                                 1,108,815        57,103,973
-------------------------------------------------------------------------------
Hansen Natural Corp. (b)                              521,348        11,918,015
-------------------------------------------------------------------------------
PepsiCo, Inc.                                         842,911        56,104,156
===============================================================================
                                                                    125,126,144
===============================================================================

SYSTEMS SOFTWARE-2.57%

Microsoft Corp.                                     2,210,266        56,848,042
===============================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.37%

China Mobile Ltd. (China)(c)                          782,000        10,460,154
-------------------------------------------------------------------------------
KDDI Corp. (Japan)(c)                                   7,320        41,946,301
===============================================================================
                                                                     52,406,455
===============================================================================
   Total Common Stocks & Other Equity
      Interests
      (Cost $1,950,334,941)                                       2,105,294,087
===============================================================================

See accompanying notes which are an integral part of this schedule.

AIM SUMMIT FUND

                                                  SHARES             VALUE
-------------------------------------------------------------------------------
MONEY MARKET FUNDS-3.13%

Liquid Assets Portfolio -Institutional
   Class(d)                                        34,584,555   $    34,584,555
-------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(d)          34,584,555        34,584,555
===============================================================================
   Total Money Market Funds
      (Cost $69,169,110)                                             69,169,110
===============================================================================
TOTAL INVESTMENTS-98.34%
   (Cost $2,019,504,051)                                          2,174,463,197
===============================================================================
OTHER ASSETS LESS LIABILITIES-1.66%                                  36,792,067
===============================================================================
NET ASSETS-100.00%                                              $ 2,211,255,264
_______________________________________________________________________________
===============================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2008 was $258,465,149, which represented 11.69% of the Fund's Net Assets. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See accompanying notes which are an integral part of this schedule.

AIM SUMMIT FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of

AIM SUMMIT FUND

valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM SUMMIT FUND

NOTE 2 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2008 was $1,464,835,858 and $1,517,336,177, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 273,615,300
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (118,719,450)
================================================================================
Net unrealized appreciation of investment securities               $ 154,895,850
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $2,019,567,347.

Item 2. Controls and Procedures.

     (a) As of September 24, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 24, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Equity Funds


By:   /s/ Philip A. Taylor
      -----------------------------------------------------------
      Philip A. Taylor
      Principal Executive Officer

Date: September 29, 2008


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /s/ Philip A. Taylor
      -----------------------------------------------------------
      Philip A. Taylor
      Principal Executive Officer

Date: September 29, 2008


By:   /s/ Sidney M. Dilgren
      -----------------------------------------------------------
      Sidney M. Dilgren
      Principal Financial Officer

Date: September 29, 2008

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.